Document and Entity Information	Nov. 09, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	MEREO BIOPHARMA GROUP PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-38452
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	4th Floor
Entity Address Address Line 2	One Cavendish Place
Entity Address City Or Town	London
Entity Address Postal Zip Code	W1G 0QF
Entity Address Country	GB
Country Region	44
City Area Code	333
Local Phone Number	023-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001719714
American Depositary Shares, each representing five Ordinary Shares, par value £0.003 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing five Ordinary Shares, par value £0.003 per share
Trading Symbol	MREO
Security Exchange Name	NASDAQ
Ordinary Shares, nominal value £0.003 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, nominal value £0.003 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true